FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
FHLB, maximum amount available	$ 1,500	$ 646
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	5	8
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	2,100	977
Subsidiary borrowings
Other Commitments [Line Items]
Letters of credit outstanding, amount	1,200	941
Subsidiary borrowings | Commitments To Purchase, Expand, or Improve Real Estate and To Fund Mortgage Loans, Private Loans and Investment Funds
Other Commitments [Line Items]
Aggregate commitments	6,400	5,400
Subsidiary borrowings | Subsidiaries Lease Insurance Sales Office Space, Technological Equipment and Automobiles
Other Commitments [Line Items]
Aggregate commitments	$ 9	$ 14